Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	RETO ECO-SOLUTIONS, INC.
Trading Symbol	RETO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	28,965,034
Amendment Flag	false
Entity Central Index Key	0001687277
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38307
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	c/o Beijing REIT Technology Development Co., Ltd.
Entity Address, Address Line Two	X-702, Runfengdeshangyuan, 60 Anli Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	BeijingPeople’s Republic of China
Entity Address, Country	CN
Entity Address, Postal Zip Code	100101
Title of 12(b) Security	Common shares, $0.001 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6781
Auditor Name	YCM CPA, Inc
Auditor Location	Irvine, California
Document Shell Company Report	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	c/o Beijing REIT Technology Development Co., Ltd.
Entity Address, Address Line Two	X-702, Runfengdeshangyuan, 60 Anli Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	BeijingPeople’s Republic of China
Entity Address, Country	CN
Entity Address, Postal Zip Code	100101
Contact Personnel Name	Hengfang Li
City Area Code	(+86)
Local Phone Number	10-64827328
Contact Personnel Email Address	Email: ir@retoeco.com